UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 28, 2015

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments:

Putnam Floating Rate Income Fund

The fund's portfolio
5/31/14 (Unaudited)

SENIOR LOANS (88.4%)(a)(c)
	Principal amount	Value

Advertising and marketing services (0.6%)

Lions Gate Entertainment Corp. bank term loan FRN 5s, 2020	$3,000,000	$3,022,500

Van Wagner Communications, Inc. bank term loan FRN Ser. B, 6 1/4s, 2018	2,906,595	2,936,874

		5,959,374
Automotive (1.2%)

Chrysler Group, LLC bank term loan FRN Ser. B, 3 1/2s, 2017	2,235,107	2,235,666

Chrysler Group, LLC bank term loan FRN Ser. B, 3 1/4s, 2018	3,200,000	3,177,142

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017	3,440,367	3,494,123

Visteon Corp. bank term loan FRN Ser. DD, 3 1/2s, 2021	2,500,000	2,477,345

		11,384,276
Basic materials (8.1%)

AIlnex Luxembourg & CY SCA bank term loan FRN 8 1/4s, 2020 (Luxembourg)	1,312,208	1,346,106

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B1, 4 1/2s, 2019 (Luxembourg)	2,168,866	2,170,673

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B2, 4 1/2s, 2019 (Luxembourg)	1,125,320	1,126,258

Appvion, Inc. bank term loan FRN 5 3/4s, 2019	3,962,538	3,984,827

Atkore International, Inc. bank term loan FRN 4 1/2s, 2021	5,000,000	4,993,750

Axalta Coating Systems US Holdings, Inc. bank term loan FRN 4s, 2020	3,970,000	3,965,038

BWAY Holding Co. bank term loan FRN Ser. B, 4 1/2s, 2017	2,962,500	2,968,425

Chromaflo Technologies Corp. bank term loan FRN 8 1/4s, 2020	2,000,000	2,015,000

Chromaflo Technologies Corp. bank term loan FRN 4 1/2s, 2019	1,995,000	1,992,506

Exopack, LLC bank term loan FRN Ser. B, 5 1/4s, 2019	5,486,250	5,561,686

FMG Resources, Ltd. bank term loan FRN Ser. B, 3 3/4s, 2019 (Australia)	4,477,052	4,470,059

HD Supply, Inc. bank term loan FRN Ser. B, 4s, 2018	3,962,312	3,957,359

Ineos US Finance, LLC bank term loan FRN 3 3/4s, 2018	6,742,591	6,700,450

Kronos Worldwide, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020	2,000,000	2,010,626

MacDermid, Inc. bank term loan FRN 4s, 2020	1,977,500	1,975,853

Momentive Performance Materials USA, Inc. bank term loan FRN 4s, 2015	1,000,000	1,000,625

Nexeo Solutions, LLC bank term loan FRN 5s, 2017	985,000	982,948

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017	2,968,200	2,968,200

Oxbow Carbon & Minerals, LLC bank term loan FRN 8s, 2020	1,000,000	1,018,750

Oxea Sarl bank term loan FRN 8 1/4s, 2020 (Germany)	1,500,000	1,513,125

PQ Corp. bank term loan FRN Ser. B, 4s, 2017	2,962,500	2,969,290

Quikrete Cos., Inc. (The) bank term loan FRN 7s, 2021	2,000,000	2,042,500

Signode Industrial Group US, Inc. bank term loan FRN Ser. B, 4s, 2021	2,500,000	2,492,188

Taminco Global Chemical Corp. bank term loan FRN Ser. B, 3 1/4s, 2019 (Belgium)	1,960,237	1,945,045

TMS International Corp. bank term loan FRN Ser. B, 4 1/2s, 2020	4,987,500	4,991,655

Tronox, Ltd. bank term loan FRN Ser. B, 4s, 2020	2,994,962	2,995,498

WR Grace & Co. bank term loan FRN 3s, 2021	2,332,105	2,316,947

WR Grace & Co. bank term loan FRN Ser. DD, 1s, 2021(U)	832,895	827,481

		77,302,868
Biotechnology (1.0%)

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4s, 2018	2,117,842	2,117,842

Quintiles Transnational Corp. bank term loan FRN Ser. B3, 3 3/4s, 2018	7,140,000	7,134,052

		9,251,894
Broadcasting (2.5%)

Clear Channel Communications, Inc. bank term loan FRN Ser. D, 6.9s, 2019	9,612,000	9,497,002

Entercom Radio, LLC bank term loan FRN Ser. B , 4.018s, 2018	2,176,000	2,176,000

Gray Television, Inc. bank term loan FRN Ser. B, 4 1/2s, 2019	1,145,946	1,145,230

Sinclair Television Group, Inc. bank term loan FRN Ser. B, 3s, 2020	3,979,938	3,930,189

Univision Communications, Inc. bank term loan FRN 4s, 2020	7,295,859	7,269,805

		24,018,226
Building materials (1.3%)

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020	3,980,000	3,980,000

Nortek, Inc. bank term loan FRN Ser. B, 3 3/4s, 2020	4,000,000	3,992,400

Roofing Supply Group, LLC bank term loan FRN Ser. B, 5s, 2019	3,940,000	3,935,075

		11,907,475
Capital goods (6.2%)

Accudyne Industries Borrower SCA bank term loan FRN 4s, 2019 (Luxembourg)	5,297,519	5,291,999

ADS Waste Holdings, Inc. bank term loan FRN Ser. B, 3 3/4s, 2019	4,397,538	4,368,220

Allison Transmission, Inc. bank term loan FRN Ser. B3, 3 3/4s, 2019	2,435,352	2,435,323

Ardagh Holdings USA, Inc. bank term loan FRN Ser. B, 4 1/4s, 2019	6,982,500	6,993,414

Berry Plastics Group, Inc. bank term loan FRN Ser. E, 3 3/4s, 2021	2,000,000	1,990,938

Doosan Bobcat AS bank term loan FRN Ser. B, 4 1/2s, 2021 (Norway)	2,500,000	2,507,813

Gardner Denver, Inc. bank term loan FRN 4 1/4s, 2020	3,552,150	3,548,598

Generac Power Systems, Inc. bank term loan FRN Ser. B, 3 1/4s, 2020	4,912,500	4,875,656

INA Beteiligungsgesellschaft mbH bank term loan FRN Ser. E, 3 3/4s, 2020 (Germany)	3,050,000	3,063,072

Manitowoc Co., Inc. (The) bank term loan FRN Ser. B, 3 1/4s, 2021	1,000,000	998,100

Mirror Bidco Corp. bank term loan FRN Ser. B, 4 1/4s, 2019 (Luxembourg)	3,469,865	3,464,081

OPE USIC Holdings, Inc. bank term loan FRN 4s, 2020	1,985,000	1,974,456

Reynolds Group Holdings, Inc. bank term loan FRN Ser. B, 4s, 2018	3,011,951	3,014,460

Sequa Corp. bank term loan FRN Ser. B, 5 1/4s, 2017	1,481,250	1,465,204

SRAM, LLC bank term loan FRN 4.013s, 2020	4,345,399	4,291,081

TransDigm, Inc. bank term loan FRN Ser. C, 3 3/4s, 2020	5,944,849	5,913,270

TransDigm, Inc. bank term loan FRN Ser. D, 3 3/4s, 2021	2,400,000	2,384,501

		58,580,186
Commercial and consumer services (3.8%)

Ceridian, LLC bank term loan FRN Ser. B, 4.401s, 2017	4,358,897	4,362,528

Garda World Security Corp. bank term loan FRN Ser. B, 4s, 2020 (Canada)	4,477,909	4,456,921

Garda World Security Corp. bank term loan FRN Ser. DD, 4s, 2020 (Canada)	1,145,512	1,140,143

Interactive Data Corp. bank term loan FRN Ser. B, 4 3/4s, 2021	4,300,000	4,329,563

Orbitz Worldwide, Inc. bank term loan FRN 4 1/2s, 2021	2,977,500	2,984,199

Sabre GLBL, Inc. bank term loan FRN Ser. B, 4 1/4s, 2019	4,052,234	4,056,286

Sabre GLBL, Inc. bank term loan FRN Ser. B2, 4 1/2s, 2019	3,980,000	3,981,990

Sedgwick, Inc. bank term loan FRN 6 3/4s, 2022	1,910,000	1,904,031

Travelport, LLC bank term loan FRN 9 1/2s, 2016	2,941,080	3,025,636

Travelport, LLC bank term loan FRN 6 1/4s, 2019	6,223,494	6,352,632

		36,593,929
Communication services (7.3%)

Asurion, LLC bank term loan FRN 8 1/2s, 2021	1,960,000	2,005,570

Asurion, LLC bank term loan FRN Ser. B1, 5s, 2019	5,711,922	5,722,631

Asurion, LLC bank term loan FRN Ser. B2, 4 1/4s, 2020	1,323,003	1,316,020

Atlantic Broadband Penn, LLC bank term loan FRN Ser. B, 3 1/4s, 2019	1,970,000	1,947,838

Charter Communications Operating, LLC bank term loan FRN Ser. E, 3s, 2020	5,456,263	5,375,935

Crown Castle Operating Co. bank term loan FRN Ser. B2, 3s, 2021	4,396,857	4,376,935

CSC Holdings, LLC bank term loan FRN Ser. B, 2.65s, 2020	2,020,053	1,996,907

Intelsat Jackson Holdings SA bank term loan FRN Ser. B2, 3 3/4s, 2019 (Bermuda)	2,839,628	2,843,178

Level 3 Financing, Inc. bank term loan FRN Ser. B, 4 1/4s, 2019	1,050,000	1,051,313

Level 3 Financing, Inc. bank term loan FRN Ser. B1, 4s, 2020	4,000,000	4,008,000

LTS Buyer, LLC bank term loan FRN 8s, 2021	158,125	159,838

LTS Buyer, LLC bank term loan FRN Ser. B, 4s, 2020	4,466,250	4,445,781

Numericable Group SA bank term loan FRN Ser. B2, 4 1/2s, 2020 (France)	1,674,485	1,677,176

Numericable US, LLC bank term loan FRN Ser. B1, 4 1/2s, 2020	1,935,515	1,938,626

SBA Senior Finance II, LLC bank term loan FRN Ser. B, 3 1/4s, 2021	5,000,000	4,962,500

Telesat Canada bank term loan FRN Ser. B, 3 1/2s, 2019 (Canada)	3,712,500	3,704,147

U.S. TelePacific Corp. bank term loan FRN 5 3/4s, 2017	2,189,459	2,196,027

Virgin Media Investment Holdings, Ltd. bank term loan FRN Ser. B, 3 1/2s, 2020 (United Kingdom)	5,000,000	4,958,595

Wide Open West Finance, LLC bank term loan FRN Ser. B, 4 3/4s, 2019	3,960,000	3,974,232

Windstream Corp. bank term loan FRN Ser. B4, 3 1/2s, 2020	2,962,500	2,946,763

Windstream Corp. bank term loan FRN Ser. B5, 3 1/2s, 2019	1,477,547	1,470,159

Zayo Group, LLC bank term loan FRN Ser. B, 4 1/2s, 2019	5,254,828	5,242,631

Zayo Group, LLC bank term loan FRN Ser. B, 4s, 2019	1,000,000	997,679

		69,318,481
Consumer staples (9.2%)

Affinion Group, Inc. bank term loan FRN 6 3/4s, 2018	2,880,163	2,888,265

Big Heart Pet Brands bank term loan FRN 3 1/2s, 2020	3,500,000	3,468,283

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021	4,772,000	4,728,255

Dave & Buster's, Inc. bank term loan FRN Ser. B, 4 1/4s, 2016	1,356,043	1,356,043

Del Monte Foods, Inc. bank term loan FRN 8 1/4s, 2021	1,000,000	988,750

Del Monte Foods, Inc. bank term loan FRN 4 1/4s, 2021	3,072,300	3,066,923

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020	8,932,500	8,974,885

Hearthside Group Holdings, LLC bank term loan FRN Ser. B, 4 1/2s, 2021	4,000,000	4,010,000

Hertz Corp. (The) bank term loan FRN Ser. B, 3s, 2018	1,980,000	1,964,443

JBS USA, LLC bank term loan FRN 3 3/4s, 2020	1,492,500	1,490,634

Landry's, Inc. bank term loan FRN Ser. B, 4s, 2018	4,713,553	4,716,499

Libbey Glass, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021	5,855,000	5,813,529

Pinnacle Foods Finance, LLC bank term loan FRN Ser. H, 3 1/4s, 2020	1,492,500	1,483,172

Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp. bank term loan FRN Ser. G, 3 1/4s, 2020	2,970,000	2,951,438

Post Holdings, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021	3,000,000	3,023,124

Prestige Brands, Inc. bank term loan FRN Ser. B, 3.79s, 2019	1,265,127	1,264,336

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4s, 2019	2,493,750	2,492,972

Rite Aid Corp. bank term loan FRN 5 3/4s, 2020	1,900,000	1,938,475

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021	2,000,000	2,020,000

Rite Aid Corp. bank term loan FRN 3 1/2s, 2020	4,962,500	4,953,195

Spectrum Brands Holdings, Inc. bank term loan FRN 3 1/2s, 2019	1,300,607	1,298,364

Spectrum Brands Holdings, Inc. bank term loan FRN 3s, 2017	3,850,000	3,846,535

Sprouts Farmers Markets, Inc. bank term loan FRN 4s, 2020	2,473,036	2,471,490

Sun Products Corp. (The) bank term loan FRN Ser. B, 5.51s, 2020	2,933,033	2,819,378

US Foods, Inc. bank term loan FRN 4 1/2s, 2019	3,970,000	3,970,826

WNA Holdings, Inc. bank term loan FRN 8 1/2s, 2020	1,335,000	1,351,688

WNA Holdings, Inc. bank term loan FRN 4 1/2s, 2020	734,162	734,162

WNA Holdings, Inc. bank term loan FRN 4 1/2s, 2020	402,108	402,108

World Kitchen, LLC bank term loan FRN 5 1/2s, 2019	6,735,143	6,760,400

		87,248,172
Energy (4.0%)

EP Energy, LLC bank term loan FRN Ser. B3, 3 1/2s, 2018	4,143,333	4,130,385

Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020	2,960,000	3,050,650

Fieldwood Energy, LLC bank term loan FRN 3 7/8s, 2018	4,977,501	4,975,724

FTS International, Inc. bank term loan FRN Ser. B, 5 3/4s, 2021	3,085,000	3,104,281

MEG Energy Corp. bank term loan FRN Ser. B, 3 3/4s, 2020 (Canada)	3,490,630	3,499,357

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5 3/4s, 2019 (Cayman Islands)	826,650	820,450

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5s, 2017 (Cayman Islands)	3,600,000	3,578,627

Pacific Drilling SA bank term loan FRN Ser. B, 4 1/2s, 2018 (Luxembourg)	1,980,025	1,980,025

Quicksilver Resources, Inc. bank term loan FRN 7s, 2019	1,775,000	1,730,625

Samson Investment Co. bank term loan FRN 5s, 2018	3,000,000	2,997,321

Shelf Drilling Holdings, Ltd. bank term loan FRN 10s, 2018(PIK)	2,700,000	2,754,000

Tervita Corp. bank term loan FRN Ser. B, 6 1/4s, 2018 (Canada)	5,367,100	5,367,100

		37,988,545
Entertainment (0.7%)

AMC Entertainment, Inc. bank term loan FRN Ser. B, 3 1/2s, 2020	1,980,000	1,977,509

NEP/NCP Holdco, Inc. bank term loan FRN Ser. B, 4 1/4s, 2020	2,485,000	2,482,515

Six Flags Theme Parks, Inc. bank term loan FRN Ser. B, 3 1/2s, 2018	1,871,800	1,871,020

		6,331,044
Financials (5.5%)

Alliant Holdings I, Inc. bank term loan FRN Ser. B, 4 1/4s, 2019	2,927,279	2,927,279

Altisource Solutions SARL bank term loan FRN Ser. B, 4 1/2s, 2020 (Luxembourg)	4,950,063	4,953,156

Capital Automotive LP bank term loan FRN 6s, 2020	2,000,000	2,030,000

Delos Finance SARL bank term loan FRN Ser. B, 3 1/2s, 2021 (Luxembourg)	2,500,000	2,497,768

Guggenheim Partners Investment Management Holdings, LLC bank term loan FRN Ser. B, 4 1/4s, 2020	1,990,000	1,994,354

Home Loan Servicing Solutions, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2020 (Cayman Islands)	1,985,000	1,988,722

HUB International, Ltd. bank term loan FRN Ser. B, 4 1/4s, 2020	5,970,000	5,964,030

iStar Financial, Inc. bank term loan FRN 4 1/2s, 2017(R)	2,834,130	2,841,216

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2017(R)	458,705	477,054

Nuveen Investments, Inc. bank term loan FRN 6 1/2s, 2019	2,315,000	2,337,571

Nuveen Investments, Inc. bank term loan FRN 4.151s, 2017	5,375,386	5,382,105

Ocwen Financial Corp. bank term loan FRN Ser. B, 5s, 2018	3,465,000	3,477,994

Serta Simmons Holdings, LLC bank term loan FRN Ser. B, 4 1/4s, 2019	1,817,999	1,818,851

Starwood Property Trust, Inc. bank term loan FRN 3 1/2s, 2020	4,959,950	4,932,050

USI, Inc. bank term loan FRN Ser. B, 4 1/4s, 2019	3,950,150	3,945,212

Walter Investment Management Corp. bank term loan FRN Ser. B, 4 3/4s, 2020	4,632,441	4,570,195

		52,137,557
Gaming and lottery (5.4%)

American Casino & Entertainment Properties, LLC bank term loan FRN 11 1/4s, 2020	2,000,000	2,070,000

American Casino & Entertainment Properties, LLC bank term loan FRN 4 1/2s, 2019	3,960,025	3,974,875

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.4s, 2018	9,292,464	8,659,414

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 9 3/4s, 2017	675,000	668,129

CBAC Borrower, LLC bank term loan FRN Ser. B, 8 1/4s, 2020	2,250,000	2,328,750

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017	2,912,443	2,906,982

Gateway Casinos & Entertainment, Inc. bank term loan FRN Ser. B, 5.595s, 2019	3,980,000	3,643,042

Golden Nugget, Inc. bank term loan FRN Ser. B, 5 1/2s, 2019	2,045,873	2,093,132

Golden Nugget, Inc. bank term loan FRN Ser. DD, 5 1/2s, 2019	876,803	897,057

Marina District Finance Co, Inc. bank term loan FRN Ser. B, 6 3/4s, 2018	997,500	1,010,904

Penn National Gaming, Inc. bank term loan FRN Ser. B, 3 1/4s, 2020	3,740,625	3,732,444

Pinnacle Entertainment, Inc. bank term loan FRN Ser. B2, 3 3/4s, 2020	2,564,395	2,561,164

ROC Finance, LLC bank term loan FRN 5s, 2019	5,974,987	5,870,425

Station Casinos, LLC bank term loan FRN Ser. B, 4 1/4s, 2020	4,797,710	4,802,459

Yonkers Racing Corp. bank term loan FRN 8 3/4s, 2020	2,000,000	1,960,000

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019	3,794,194	3,737,281

		50,916,058
Health-care services (4.5%)

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018	4,172,188	4,179,143

CHS/Community Health Systems, Inc. bank term loan FRN Ser. D, 4 1/4s, 2021	7,167,025	7,205,103

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018	4,191,977	4,186,737

HCA, Inc. bank term loan FRN Ser. B4, 2.984s, 2018	3,980,000	3,984,147

IASIS Healthcare, LLC/IASIS Capital Corp. bank term loan FRN Ser. B, 4 1/2s, 2018	4,877,517	4,877,517

IMS Health, Inc. bank term loan FRN Ser. B, 3 1/2s, 2021	3,961,826	3,932,112

MPH Acquistion Holdings, LLC bank term loan FRN Ser. B, 4s, 2021	6,558,545	6,528,488

Sheridan Holdings, Inc. bank term loan FRN 8 1/4s, 2021	2,160,000	2,205,900

Surgical Care Affiliates, Inc. bank term loan FRN Ser. B-DD, 4s, 2018	2,977,500	2,966,334

United Surgical Partners International, Inc. bank term loan FRN 4 3/4s, 2019	2,475,000	2,486,343

		42,551,824
Homebuilding (0.8%)

Realogy Group, LLC bank term loan FRN 4.4s, 2016	345,020	344,157

Realogy Group, LLC bank term loan FRN Ser. B, 3 3/4s, 2020	6,932,613	6,923,947

		7,268,104
Household furniture and appliances (0.5%)

Tempur Sealy International, Inc. bank term loan FRN Ser. B, 3 1/2s, 2020	4,442,650	4,416,736

		4,416,736
Leisure (0.5%)

Steinway Musical Instruments, Inc. bank term loan FRN 4 3/4s, 2019	2,985,000	2,970,075

Steinway Musical Instruments, Inc. bank term loan FRN 4 3/4s, 2019	2,000,000	1,990,000

		4,960,075
Lodging/Tourism (2.3%)

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021	4,215,000	4,186,549

CityCenter Holdings, LLC bank term loan FRN Ser. B, 5s, 2020	6,134,625	6,174,500

Hilton Worldwide Finance, LLC bank term loan FRN Ser. B, 3 1/2s, 2020	6,952,500	6,924,495

MGM Resorts International bank term loan FRN Ser. B, 3 1/2s, 2019	4,937,500	4,923,616

		22,209,160
Media (1.1%)

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019	7,523,056	7,258,184

TWCC Holding Corp. bank term loan FRN 7s, 2020	3,000,000	2,968,749

		10,226,933
Medical technology (2.0%)

Catalent Pharma Solutions, Inc. bank term loan FRN Ser. B, 4 1/2s, 2021	4,000,000	4,013,124

ConvaTec, Inc. bank term loan FRN Ser. B, 4s, 2016	4,312,364	4,315,059

Kinetic Concepts, Inc. bank term loan FRN 4s, 2018	6,899,751	6,898,515

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021	3,850,000	3,865,785

		19,092,483
Pharmaceuticals (3.4%)

Akorn, Inc. bank term loan FRN Ser. B, 4 1/2s, 2020	5,000,000	5,008,335

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.15s, 2021	8,320,000	8,281,004

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B, 4s, 2019	5,206,613	5,189,692

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021 (Canada)	7,400,000	7,319,392

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. C2, 3 3/4s, 2019	2,216,250	2,211,106

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. D2, 3 3/4s, 2019	2,216,250	2,211,106

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 3 3/4s, 2020	2,206,969	2,202,065

		32,422,700
Publishing (0.9%)

Supermedia, Inc. bank term loan FRN 11.6s, 2016	1,827,064	1,516,463

Tribune Co. bank term loan FRN Ser. B, 4s, 2020	7,281,750	7,270,376

		8,786,839
Retail (5.0%)

Academy, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2018	5,450,263	5,461,333

Bass Pro Group, LLC bank term loan FRN Ser. B, 4s, 2019	4,980,853	4,978,363

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B2, 4 1/4s, 2017	2,876,211	2,893,290

J.Crew Group, Inc. bank term loan FRN Ser. B, 4s, 2021	5,000,000	4,970,000

JC Penney Corp., Inc. bank term loan FRN 6s, 2018	4,987,437	5,019,387

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4s, 2018	1,802,952	1,796,191

Leslie's Poolmart, Inc. bank term loan FRN Ser. B, 4 1/4s, 2019	4,898,101	4,882,794

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020	10,004,800	9,979,788

Petco Animal Supplies, Inc. bank term loan FRN 4s, 2017	2,902,500	2,909,237

Talbots, Inc. (The) bank term loan FRN 8 1/4s, 2021	2,000,000	1,990,000

Talbots, Inc. (The) bank term loan FRN 4 3/4s, 2020	3,000,000	2,977,500

		47,857,883
Technology (6.6%)

Alcatel-Lucent USA, Inc. bank term loan FRN Ser. C, 4 1/2s, 2019	5,958,542	5,967,230

Avago Technologies, Ltd. bank term loan FRN Ser. B, 3 3/4s, 2020	7,615,000	7,637,213

Avaya, Inc. bank term loan FRN Ser. B3, 4.727s, 2017	1,994,163	1,927,137

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018	5,493,641	5,452,439

BMC Software, Inc. bank term loan FRN 5s, 2020	4,987,500	4,996,203

Dell, Inc. bank term loan FRN Ser. B, 4 1/2s, 2020	7,462,500	7,444,694

Epicor Software Corp. bank term loan FRN Ser. B, 4s, 2018	3,410,261	3,408,130

First Data Corp. bank term loan FRN 4.15s, 2021	1,541,750	1,543,022

First Data Corp. bank term loan FRN 4.15s, 2018	9,490,668	9,504,154

Freescale Semiconductor, Inc. bank term loan FRN Ser. B5, 5s, 2021	1,480,000	1,485,165

Freescale Semiconductor, Inc. bank term loan FRN Ser. B4, 4 1/4s, 2020	5,249,631	5,249,631

Infor US, Inc. bank term loan FRN Ser. B, 3 3/4s, 2020	1,984,318	1,970,923

Infor US, Inc. bank term loan FRN Ser. B5, 3 3/4s, 2020	4,161,859	4,134,362

Syniverse Holdings, Inc. bank term loan FRN 4s, 2019	2,423,804	2,422,289

		63,142,592
Textiles (0.4%)

Stuart Weitzman Acquistion Co., LLC bank term loan FRN Ser. B, 4 1/2s, 2020	4,000,000	3,975,000

		3,975,000
Transportation (1.5%)

Air Medical Group Holdings, Inc. bank term loan FRN 7 5/8s, 2018(PIK)	2,500,000	2,500,000

Air Medical Group Holdings, Inc. bank term loan FRN Ser. B1, 5s, 2018	3,960,983	3,960,983

Livingston International, Inc. bank term loan FRN 9s, 2020 (Canada)	1,466,087	1,474,639

Livingston International, Inc. bank term loan FRN 5s, 2019 (Canada)	3,962,500	3,962,500

Swift Transportation Company, LLC bank term loan FRN Ser. B2, 4s, 2017	2,752,226	2,752,226

		14,650,348
Utilities and power (2.1%)

AES Corp. bank term loan FRN Ser. B, 3 3/4s, 2018	74,874	74,851

Calpine Construction Finance Co. LP bank term loan FRN Ser. B, 3s, 2020	2,382,000	2,335,353

Calpine Construction Finance Co. LP bank term loan FRN Ser. B2, 3 1/4s, 2022	1,795,491	1,769,007

Calpine Corp. bank term loan FRN Ser. B3, 4s, 2019	2,955,000	2,959,619

Dynegy, Inc. bank term loan FRN Ser. B2, 4s, 2020	1,832,308	1,831,980

Energy Transfer Equity LP bank term loan FRN 3 1/4s, 2019	5,570,000	5,510,819

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.652s, 2017	6,830,362	5,464,289

		19,945,918

Total senior loans (cost $837,510,426)		$840,444,680

CORPORATE BONDS AND NOTES (8.8%)(a)
	Principal amount	Value

Basic materials (1.5%)

ArcelorMittal SA sr. unsec. unsub. notes 5s, 2017 (France)	$2,000,000	$2,115,000

Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2016 (Luxembourg)	1,800,000	1,829,250

Cemex SAB de CV 144A company guaranty sr. FRN notes 4.976s, 2018 (Mexico)	1,500,000	1,597,500

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018	1,750,000	1,824,375

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021	1,750,000	1,951,250

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019	1,270,000	1,450,975

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)	1,710,000	1,838,250

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)	1,100,000	1,234,750

		13,841,350
Capital goods (0.1%)

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019	1,000,000	1,070,000

		1,070,000
Communication services (1.4%)

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017	1,148,000	1,343,160

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)	1,950,000	2,018,250

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4 1/4s, 2018	1,500,000	1,567,500

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017	2,000,000	2,332,500

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 6 3/4s, 2018 (Luxembourg)	1,000,000	1,061,250

Numericable Group SA 144A sr. notes 4 7/8s, 2019 (France)	2,500,000	2,543,750

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018	2,000,000	2,430,000

		13,296,410
Consumer cyclicals (1.9%)

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016	1,252,000	1,383,460

Ceridian, LLC sr. unsec. notes 11 1/4s, 2015	800,000	806,080

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8s, 2019	1,000,000	1,092,500

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018	1,120,000	1,156,400

Jeld-Wen, Inc. 144A sr. notes 12 1/4s, 2017	968,000	1,052,700

L Brands, Inc. sr. unsec. notes 6.9s, 2017	2,000,000	2,270,000

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018	815,000	870,013

MGM Resorts International company guaranty sr. unsec. notes 7 5/8s, 2017	465,000	528,356

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 1/2s, 2016	1,285,000	1,426,350

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019	2,000,000	2,247,500

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018	2,250,000	2,415,938

Schaeffler Finance BV 144A company guaranty sr. notes 7 3/4s, 2017 (Netherlands)	1,815,000	2,038,245

Standard Pacific Corp. company guaranty sr. unsec. notes 8 3/8s, 2018	1,000,000	1,180,000

		18,467,542
Energy (0.9%)

Chesapeake Energy Corp. company guaranty sr. unsec. FRN notes 3.479s, 2019	5,000,000	5,075,000

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018	1,270,000	1,365,250

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017	2,180,000	2,327,150

		8,767,400
Financials (1.3%)

Ally Financial, Inc. company guaranty sr. unsec. notes 3 1/2s, 2016	1,000,000	1,032,500

E*Trade Financial Corp. sr. notes 6 3/4s, 2016	1,500,000	1,625,625

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 3 1/2s, 2017	3,000,000	3,033,750

iStar Financial, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2018(R)	1,500,000	1,533,750

iStar Financial, Inc. sr. unsec. unsub. notes Ser. B, 9s, 2017(R)	600,000	702,000

JPMorgan Chase & Co. jr. unsec. sub. FRN notes 7.9s, perpetual maturity	2,000,000	2,255,000

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2018	1,790,000	1,790,000

		11,972,625
Health care (0.4%)

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)	1,000,000	1,110,000

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017	500,000	545,000

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018	179,000	203,836

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018	2,000,000	2,205,000

		4,063,836
Technology (0.2%)

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019	2,000,000	1,980,000

		1,980,000
Transportation (0.2%)

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)	1,278,000	1,393,020

		1,393,020
Utilities and power (0.9%)

AES Corp./Virginia (The) sr. unsec. unsub. notes 8s, 2017	1,750,000	2,051,875

AES Corp./Virginia (The) sr. unsec. FRN notes 3.229s, 2019	3,000,000	3,026,250

El Paso, LLC company guaranty sr. notes 7s, 2017	1,000,000	1,126,246

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 6 7/8s, 2017	1,000,000	1,030,000

NRG Energy, Inc. company guaranty sr. unsec. notes 7 5/8s, 2018	1,500,000	1,711,870

		8,946,241

Total corporate bonds and notes (cost $81,960,826)		$83,798,424

PREFERRED STOCKS (0.2%)(a)
	Shares	Value

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.	86,000	$2,332,320

Total preferred stocks (cost $2,279,000)		$2,332,320

COMMON STOCKS (—%)(a)
	Shares	Value

Harry & David Holdings, Inc.(NON)	257	$34,952

Tribune Co. Class 1C(F)	591,290	147,822

Total common stocks (cost $421,311)		$182,774

SHORT-TERM INVESTMENTS (3.4%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.06%(AFF)	32,089,206	$32,089,206

Total short-term investments (cost $32,089,206)		$32,089,206

TOTAL INVESTMENTS

Total investments (cost $954,260,769)(b)		$958,847,404

FORWARD CURRENCY CONTRACTS at 5/31/14 (aggregate face value $3,612,848) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

HSBC Bank USA, National Association
	Canadian Dollar	Sell	7/17/14	$472,881	$463,581	$(9,300)
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	7/17/14	914,347	895,989	(18,358)
UBS AG
	Canadian Dollar	Sell	7/17/14	2,296,233	2,253,278	(42,955)

Total						$(70,613)

Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2014 through May 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $950,776,547.
(b)	The aggregate identified cost on a tax basis is $954,767,006, resulting in gross unrealized appreciation and depreciation of $6,873,918 and $2,793,520, respectively, or net unrealized appreciation of $4,080,398.
(NON)	Non-income-producing security.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$49,886,929	$142,164,385	$159,962,108	$7,418	$32,089,206

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(U)	This security, in part or in entirety, represents an unfunded loan commitment. As of the close of the reporting period, the fund had unfunded loan commitments of $832,895, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:
	Borrower	Unfunded commitments

	WR Grace & Co.	$832,895

	Totals	$832,895
At the close of the reporting period, the fund maintained liquid assets totaling $71,886 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $70,613 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$—	$—	$147,822
Consumer staples	—	34,952	—
Total common stocks	—	34,952	147,822
Corporate bonds and notes	—	83,798,424	—
Preferred stocks	2,332,320	—	—
Senior loans	—	840,444,680	—
Short-term investments	32,089,206	—	—

Totals by level	$34,421,526	$924,278,056	$147,822

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(70,613)	$—

Totals by level	$—	$(70,613)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$—	$70,613

Total	$—	$70,613

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$3,700,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.
		HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	UBS AG	Total

	Assets:
	Forward currency contracts#	$—	$—	$—	$—

	Total Assets	$—	$—	$—	$—

	Liabilities:
	Forward currency contracts#	9,300	18,358	42,955	70,613

	Total Liabilities	$9,300	$18,358	$42,955	$70,613

	Total Financial and Derivative Net Assets	$(9,300)	$(18,358)	$(42,955)	$(70,613)
	Total collateral received (pledged)##†	$—	$—	$—	$—
	Net amount	$(9,300)	$(18,358)	$(42,955)	$(70,613)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2014